SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance	$ 307,500
Additions	22,500	$ 307,500
Recognized as revenue	(307,500)
Balance	$ 22,500	$ 307,500